Subsequent Events - Additional Information (Detail) - USD ($)					9 Months Ended		12 Months Ended
	Feb. 13, 2015	Feb. 09, 2015	Feb. 10, 2014	Feb. 04, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2013	Jul. 30, 2013
Subsequent Event [Line Items]
Shares issued for initial public offering, shares				1,900,000
Issuance of warrants to purchase shares of common stock	1,200,000
Proceeds from issuance of common stock	$ 177,500				$ 8,830,057	$ 17,390,240	$ 17,390,240
Exercise price of warrants	$ 1.56		$ 10.00
Warrants to purchase common stock, period	5 years		5 years		5 years
Net proceeds from issuance of common stock	$ 9,100,000		$ 17,400,000
Shares issued for initial public offering		$ 8,800,000					$ 16,458,104
Additional costs incurred prior to, and associated with IPO, beginning of period			$ 900,000
Overallotment issued to underwriter to purchase common stock, period		45 days	45 days		45 days		45 days
Purchase of common stock by underwriters to cover overallotments, number of shares	1,200,000		285,000				285,000
Purchase of common stock by underwriters to cover overallotments, per share	$ 1.25		$ 9.30
Common stock, par value	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 1,627,396			$ 1,627,396		$ 544,116
Aegis and Feltl [Member]
Subsequent Event [Line Items]
Shares issued for initial public offering, shares		8,000,000
Issuance of warrants to purchase shares of common stock	8,000,000
Offering, price per share	$ 1.25
Director [Member]
Subsequent Event [Line Items]
Shares issued for initial public offering, shares		142,000
Issuance of warrants to purchase shares of common stock	142,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase shares of common stock	1,200,000
Proceeds from issuance of common stock	$ 177,500
Exercise price of warrants	$ 1.56
Warrants to purchase common stock, period	5 years
Net proceeds from issuance of common stock	$ 9,100,000
Shares issued for initial public offering		$ 8,900,000
Additional costs incurred prior to, and associated with IPO, beginning of period	$ 200,000
Overallotment issued to underwriter to purchase common stock, period		45 days
Purchase of common stock by underwriters to cover overallotments, number of shares	1,200,000
Purchase of common stock by underwriters to cover overallotments, per share	$ 1.25
Common stock, par value	$ 0.0001
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 6,700,000
Subsequent Event [Member] | Aegis and Feltl [Member]
Subsequent Event [Line Items]
Shares issued for initial public offering, shares		8,000,000
Issuance of warrants to purchase shares of common stock	8,000,000
Offering, price per share	$ 1.25
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Shares issued for initial public offering, shares		142,000
Issuance of warrants to purchase shares of common stock	142,000